Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)		12 Months Ended
		Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted		4,414,790	5,644,446	8,385,500
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares	[1]	392,528	700,629	34,062
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		9,434,644
Shares arising out of options, Ending balance		10,804,374	9,434,644
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		7,500,818	5,922,746	443,010
Shares arising out of options, Granted		4,340,700	4,561,216	5,749,380
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares		1,864,510	1,296,434	68,124
Shares arising out of options, Forfeited and expired		795,810	1,686,710	201,520
Shares arising out of options, Ending balance		9,181,198	7,500,818	5,922,746
Shares arising out of options, Exercisable at the end		235,256	48,410
Weighted average exercise price outstanding, Beginning balance | $		$ 0.04	$ 0.04	$ 0.04
Weighted average exercise price, Granted | $		0.05	0.04	0.04
Weighted average exercise price, Exercised | $		0.04	0.04
Weighted average exercise price, Forfeited and expired | $		0.04	0.04	0.04
Weighted average exercise price outstanding, Ending balance | $		0.05	0.04	$ 0.04
Weighted average exercise price, Exercisable at the end | $		$ 0.04	$ 0.04
2015 Stock Incentive Compensation Plan | Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance		1,933,826	2,395,300
Shares arising out of options, Granted			983,150	2,411,700
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares		117,350	104,824
Shares arising out of options, Forfeited and expired		193,300	1,339,800	16,400
Shares arising out of options, Ending balance		1,623,176	1,933,826	2,395,300
Shares arising out of options, Exercisable at the end		698,500	393,824
Weighted average exercise price outstanding, Beginning balance | $		$ 7.62	$ 7.63
Weighted average exercise price, Granted | $			7.31	$ 7.63
Weighted average exercise price, Exercised | $		7.35	7.63
Weighted average exercise price, Forfeited and expired | $		7.43	7.42	7.63
Weighted average exercise price outstanding, Ending balance | $		7.46	7.62	$ 7.63
Weighted average exercise price, Exercisable at the end | $		$ 7.46	$ 7.63

[1]	excludes treasury shares of 20,324,982 as of March 31, 2019, 10,801,956 as of March 31, 2018 and 11,289,514 as of March 31, 2017 and 11,323,576 April 1, 2016, held by consolidated trust. The treasury shares as at March 31, 2018, March 31, 2017 and April 1, 2016 have not been adjusted for the September 2018 bonus issue.